Label	Element	Value
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ 47,569,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	47,832,000,000
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossNetOfTax	184,000,000
Treasury Stock [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	(9,454,000,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	(6,904,000,000)
Preferred Stock Including Additional Paid in Capital [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	3,985,000,000	[1]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	3,986,000,000	[1]
Noncontrolling Interest [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	72,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	42,000,000
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossDefinedBenefitPensionAndOtherPostretirementPlansNetOfTax	542,000,000
AOCI Attributable to Parent [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	(142,000,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	(725,000,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossNetOfTax	(142,000,000)
AOCI Attributable to Parent [Member] | Discontinued Operations [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossNetOfTax	(76,000,000)
AOCI Attributable to Parent [Member] | Continuing Operations [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	us-gaap_AccumulatedOtherComprehensiveIncomeLossNetOfTax	(66,000,000)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Accumulated Other Comprehensive Income Loss Available For Sale Non Otti Securities Adjustment Net Of Tax	pnc_AccumulatedOtherComprehensiveIncomeLossAvailableForSaleNonOttiSecuritiesAdjustmentNetOfTax	121,000,000
Accumulated Other-than-Temporary Impairment Attributable to Parent [Member]
Accumulated Other Comprehensive Income Loss Available For Sale Otti Securities Adjustment Net Of Tax	pnc_AccumulatedOtherComprehensiveIncomeLossAvailableForSaleOttiSecuritiesAdjustmentNetOfTax	(215,000,000)
Common Stock Including Additional Paid in Capital [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	12,291,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	12,389,000,000
Retained Earnings [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	38,981,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	35,459,000,000
Common Stock [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	2,711,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ 2,710,000,000
Common Stock, Shares, Outstanding	us-gaap_CommonStockSharesOutstanding	473,000,000
Common Stock, Shares, Outstanding	us-gaap_CommonStockSharesOutstanding	457,000,000
AOCI Attributable to Parent, Other [Member]
Accumulated Other Comprehensive Income Loss Other Net Of Tax End Balance	pnc_AccumulatedOtherComprehensiveIncomeLossOtherNetOfTaxEndBalance	$ (44,000,000)

[1]	The par value of our preferred stock outstanding was less than $.5 million at each date and, therefore, is excluded from this presentation.